American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2025 Portfolio
April 30, 2022

One Choice Blend+ 2025 Portfolio - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.1%
Avantis Core Fixed Income Fund G Class	468,708	4,134,008
Avantis Short-Term Fixed Income Fund G Class	45,378	427,009
Inflation-Adjusted Bond Fund G Class	58,731	720,044
NT High Income Fund G Class	91,484	823,358
Short Duration Inflation Protection Bond Fund G Class	61,401	674,177
		6,778,596
Domestic Equity Funds — 34.0%
American Century Low Volatility ETF	13,491	590,729
Avantis U.S. Equity Fund G Class	132,283	1,804,341
Avantis U.S. Small Cap Value Fund G Class	11,923	172,649
Focused Dynamic Growth Fund G Class	25,877	1,151,507
Focused Large Cap Value Fund G Class	134,762	1,347,622
Heritage Fund G Class	7,868	174,820
Mid Cap Value Fund G Class	19,598	325,714
Small Cap Growth Fund G Class	9,059	171,404
		5,738,786
International Equity Funds — 13.4%
Avantis Emerging Markets Equity Fund G Class	9,905	110,247
Avantis International Equity Fund G Class	77,638	833,052
Emerging Markets Fund G Class	8,618	96,008
Focused International Growth Fund G Class	28,253	452,892
Global Real Estate Fund G Class	14,496	201,347
International Small-Mid Cap Fund G Class	6,025	60,130
Non-U.S. Intrinsic Value Fund G Class	58,396	519,137
		2,272,813
International Fixed Income Funds — 12.5%
Emerging Markets Debt Fund G Class	36,648	330,569
Global Bond Fund G Class	187,785	1,778,327
		2,108,896
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $18,198,108)		16,899,091
OTHER ASSETS AND LIABILITIES†		(99)
TOTAL NET ASSETS — 100.0%		$16,898,992

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$414	$4,418	$336	$(362)	$4,134	469	$(20)	$25
Avantis Short-Term Fixed Income Fund	38	431	26	(16)	427	45	(1)	1
Inflation-Adjusted Bond Fund	71	723	54	(20)	720	59	(3)	5
NT High Income Fund	84	857	64	(54)	823	91	(3)	17
Short Duration Inflation Protection Bond Fund	64	669	58	(1)	674	61	(2)	4
American Century Low Volatility ETF	53	645	85	(22)	591	13	(2)	2
Avantis U.S. Equity Fund	176	2,012	286	(98)	1,804	132	(10)	4
Avantis U.S. Small Cap Value Fund	17	187	25	(6)	173	12	—	2
Focused Dynamic Growth Fund	114	1,427	211	(178)	1,152	26	(30)	5
Focused Large Cap Value Fund(3)	129	1,600	280	(101)	1,348	135	(30)	138
Heritage Fund(3)	18	206	22	(27)	175	8	(4)	4
Mid Cap Value Fund(3)	31	378	56	(27)	326	20	(5)	33
Small Cap Growth Fund	17	201	25	(22)	171	9	(6)	5
Avantis Emerging Markets Equity Fund	11	117	7	(11)	110	10	—	1
Avantis International Equity Fund	80	914	94	(67)	833	78	(6)	6
Emerging Markets Fund(3)	11	113	6	(22)	96	9	(1)	5
Focused International Growth Fund	43	515	38	(67)	453	28	(6)	3
Global Real Estate Fund(3)	21	276	74	(22)	201	14	(8)	32
International Small-Mid Cap Fund(4)	6	67	2	(11)	60	6	—	2
Non-U.S. Intrinsic Value Fund	48	588	67	(50)	519	58	(6)	5
Emerging Markets Debt Fund	35	351	22	(33)	331	37	(1)	3
Global Bond Fund	176	1,833	114	(117)	1,778	188	(6)	19
	$1,657	$18,528	$1,952	$(1,334)	$16,899	1,508	$(150)	$321
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.